Fair Value of Financial Instruments - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value assets transferred from level 1 to level 2	$ 0	$ 0
Fair value assets transferred from level 2 to level 1	0	0
Fair value liabilities transferred from level 1 to level 2	0	0
Fair value liabilities transferred from level 2 to level 1	0	0
Fair value assets transferred into level 3	0	0
Fair value assets transferred out of level 3	0	0
Fair value liabilities transferred into level 3	0	0
Fair value liabilities transferred out of level 3	$ 0	0
Discount Rate | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Valuation assumptions rate	12.0
Probability of Occurrence | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Valuation assumptions rate	20.0
Level 3 | Market Yield Analysis and Income Approach | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Estimated fair value	$ 6,100,000
Predecessor Company
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value assets transferred from level 1 to level 2		0	$ 0
Fair value assets transferred from level 2 to level 1		0	0
Fair value liabilities transferred from level 1 to level 2		0	0
Fair value liabilities transferred from level 2 to level 1		0	0
Fair value assets transferred into level 3		0	0
Fair value assets transferred out of level 3		0	0
Fair value liabilities transferred into level 3		0	0
Fair value liabilities transferred out of level 3		$ 0	$ 0
Predecessor Company | Discount Rate | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Valuation assumptions rate		14.5
Predecessor Company | Probability of Occurrence | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Valuation assumptions rate		10.0
Predecessor Company | Level 3 | Market Yield Analysis and Income Approach | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Estimated fair value		$ 5,700,000